GENERAL AND ADMINISTRATIVE- Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 12,715	$ 9,980
Depreciation and depletion [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	202	317
Share-based compensation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	2,489	2,446
Salaries, wages and benefits [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	7,249	3,344
Direct general and administrative [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 2,775	$ 3,873